TRADE RECEIVABLES, NET - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE RECEIVABLES, NET
Trade receivables	$ 1,936	$ 1,667
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables	2,025	1,762
Gross carrying amount | Current
TRADE RECEIVABLES, NET
Trade receivables	1,130	729
Gross carrying amount | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables	533	650
Gross carrying amount | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables	120	146
Gross carrying amount | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables	27	77
Gross carrying amount | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables	71	93
Gross carrying amount | > 120 days
TRADE RECEIVABLES, NET
Trade receivables	144	67
Allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables	89	95
Allowance for doubtful accounts | Current
TRADE RECEIVABLES, NET
Trade receivables	6
Allowance for doubtful accounts | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables	8	1
Allowance for doubtful accounts | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables	18	7
Allowance for doubtful accounts | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables	11	8
Allowance for doubtful accounts | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables	6	15
Allowance for doubtful accounts | > 120 days
TRADE RECEIVABLES, NET
Trade receivables	$ 40	$ 64